Off-balance sheet assets received (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Off Balance Sheet Assets Received [Line Items]
Fair value of assets received that can be sold or repledged		$ 483,688	$ 481,265
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative transactions and other transactions	[1]	473,302	474,420
received in unsecured borrowings		10,385	6,845
Thereof sold or repledged	[2]	356,745	346,243
in connection with financing activities		315,402	300,880
to satisfy commitments under short sale transactions		28,943	31,251
in connection with derivative and other transactions	[1]	12,400	14,112
Off-balance sheet securities placed with central banks related to undrawn credit lines and for payment, clearing and settlement		24,500	28,800
UBS AG
Off Balance Sheet Assets Received [Line Items]
Fair value of assets received that can be sold or repledged		483,688	481,265
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative transactions and other transactions	[3]	473,302	474,420
received in unsecured borrowings		10,385	6,845
Thereof sold or repledged	[4]	356,752	346,243
in connection with financing activities		315,402	300,880
to satisfy commitments under short sale transactions		28,949	31,251
in connection with derivative and other transactions	[3]	12,400	14,112
Off-balance sheet securities placed with central banks related to undrawn credit lines and for payment, clearing and settlement		$ 24,500	$ 28,800

[1]
Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties, brokers and deposit banks through its exchange-traded derivative clearing and execution services

[2]
Does not include off-balance sheet securities (31 December 2018: USD 24.5 billion; 31 December 2017: USD 28.8 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.

[3]
Includes securities received as initial margin from its clients that UBS AG is required to remit to central counterparties, brokers and deposit banks through its exchange-traded derivative clearing and execution services

[4]
Does not include off-balance sheet securities (31 December 2018: USD 24.5 billion; 31 December 2017: USD 28.8 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.